UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       06-30-2006
                                              ---------------------------------

Check here if Amendment [X ];       Amendment Number:
This Amendment (Check only one.):  [X] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Rock Point Advisors, LLC
          ----------------------------------------------------------------------
Address:  1 Lawson Lane
          ----------------------------------------------------------------------
          P.O. Box 700
          ----------------------------------------------------------------------
          Burlington, VT 05402
          ----------------------------------------------------------------------

Form 13F File Number:  28-11103

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     TODD A. WULFSON, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    802-864-2266
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

TODD A. WULFSON, CFA                Burlington, VT           09-05-2006
----------------------------------  -----------------------  -----------
[Signature]                         [City, State]            [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total: 	     102
                                        -------------------

Form 13F Information Table Value Total: $	 133,998
                                        -------------------
                                            (thousands)
List of Other Included Managers: none


                          FORM 13F INFORMATIONAL TABLE

								VALUE				INVESTMENT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)	SHRS		DISCRETION	MANAGERS	SOLE	SHARED	NONE
3Com				COM		885535104	2751		537385		SOLE				358835		178550
AES				COM		00130H105	1234		66903		SOLE				30870		36033
Agco				COM		001084102	3713		141060		SOLE				99680		41380
Altria Group			COM		02209S103	719		9794		SOLE				9794
American International Group	COM		026874107	220		3729		SOLE				2486		1243
Ameron International		COM		030710107	4237		63222		SOLE				42345		20877
Anadarko Petroleum		COM		032511107	2689		56380		SOLE				35020		21360
Andrea Electronics		COM		034393108	2		28200		SOLE				2200		26000
Anika Therapeutics		COM		35255108	321		33170		SOLE				18770		14400
Art Technology Group		COM		04289L107	30		10000		SOLE						10000
ATS Automation Tooling Sys.	COM		001940105	1669		182900		SOLE				126200		56700
Bank of America			COM		060505104	433		9006		SOLE				7206		1800
Barrick Gold			COM		067901108	1448		48923		SOLE				39763		9160
Bema Gold			COM		08135F107	50		10000		SOLE						10000
Bladex				COM		P16994132	1409		90175		SOLE				67895		22280
BP Plc ADR			ADR		055622104	975		14006		SOLE				5359		8647
Bristol-Myers Squibb		COM		110122108	510		19739		SOLE				11047		8692
Calavo Growers			COM		128246105	1765		176516		SOLE				118913		57603
Canadian Oil Sands Trust	COM		13642L100	1708		52783		SOLE				39833		12950
Cemex ADR			ADR		151290889	4407		77360		SOLE				54355		23005
ChevronTexaco			COM		166764100	1458		23488		SOLE				9648		13840
Chiquita Banana			COM		170032809	2414		175180		SOLE				112140		63040
Cisco Systems			COM		17275R102	255		13051		SOLE				9751		300
Cohen & Steers Select Utility	COM		19248A109	1612		78011		SOLE				55851		2160
Corning				COM		219350105	225		9304		SOLE				5310		994
Deckers Outdoor			COM		243537107	446		11555		SOLE				8735		820
Deere				COM		244199105	2287		27395		SOLE				18215		180
Devon Energy			COM		25179M103	3413		56495		SOLE				35536		0959
Discovery Holdings A		COM		25468Y107	150		10275		SOLE				6460		815
Dollar General			COM		256669102	145		10345		SOLE				1850		495
Dominion Resources		COM		25746U109	597		7985		SOLE				4300		685
Dot Hill			COM		25848T109	1084		316975		SOLE				209450		107525
Duke Energy			COM		264399106	258		8800		SOLE				7200		1600
DuPont				COM		263534109	450		10828		SOLE				4449		6379
Eastman Chemical		COM		277432100	277		5133		SOLE				3000		2133
Eaton Vance Floating Rate	COM		278279104	3754		207180		SOLE				137975		69205
Eaton Vance Sr. Floating Rate	COM		27828Q105	3083		170317		SOLE				127900		42417
Electric City Corporation	COM		284868205	120		109391		SOLE				76266		33125
Emerson Electric		COM		291011104	438		5226		SOLE				1606		3620
Enesco				COM		292973104	40		70200		SOLE				46400		23800
Exxon Mobil			COM		30231G102	2782		45351		SOLE				26700		18651
General Electric		COM		369604103	2785		84497		SOLE				49739		34758
General Mills			COM		370334104	969		18760		SOLE				7700		11060
Glencairn Gold Corp		COM		377903109	283		428300		SOLE				32000		396300
Green Mountain Coffee		COM		393122106	2248		55950		SOLE				34400		21550
H&Q Life Sciences		COM		404053100	362		23519		SOLE				10195		13324
Health Care REIT		COM		42217K106	2599		74367		SOLE				55964		18403
Hitachi ADR			ADR		433578507	542		8210		SOLE				5310		2900
Hugoton Royalty Trust		COM		444717102	2943		99095		SOLE				63715		35380
Hydro Fuser			COM		448873109	0		10000		SOLE						10000
IDT				COM		448947101	796		60325		SOLE				40975		19350
Imperial Oil			COM		453038408	600		16440		SOLE				16440
ING Prime Rate Trust		COM		44977W106	70		10000		SOLE				10000
Intermagnetics General		COM		458771102	9486		351605		SOLE				225663		125942
Johnson & Johnson		COM		478160104	331		5520		SOLE				4420		1100
Kadant				COM		48282T104	995		43244		SOLE				26600		16644
Kinross Gold			COM		496902404	1985		182290		SOLE				106270		76020
Koninklijke Ahold		COM		500467303	1937		223950		SOLE				160400		63550
Korea Electric Power		COM		Y48406105	879		23730		SOLE				20120		3610
Layne Christensen		COM		521050104	1651		58250		SOLE				38050		20200
Liberty Global Series C		COM		530555309	1163		56554		SOLE				37709		18845
Liberty Media Hldg Corp Cap C	COM		53071M302	847		10114		SOLE				6628		3486
Liberty Media Hldg Corp Inter	COM		53071M104	873		50597		SOLE				33161		17436
M.S. Emerging Markets Debt Fun	COM		61744H105	119		13000		SOLE				13000
Managed Municipal Portfolio	COM		552737108	168		15907		SOLE				15907
MFS Gov't Markets Income	COM		552939100	153		24417		SOLE				22900		1517
MFS Multi Market Income		COM		552737108	242		41802		SOLE				40200		1602
Microsoft			COM		594918104	1629		69932		SOLE				46302		23630
Morgan Stanley			COM		617446448	227		3590		SOLE				1190		2400
Newell Rubbermaid		COM		651229106	1361		52710		SOLE				39610		13100
Newmont Mining			COM		651639106	504		9530		SOLE				5230		4300
Northgate Minerals		COM		666416102	110		30000		SOLE						30000
Northwest Pipe			COM		667746101	1437		56788		SOLE				32371		24417
Nuance Communications		COM		67020Y100	1743		173244		SOLE				127050		46194
Nuveen Muni Value Fund		COM		670928100	192		20156		SOLE				20156
Nuveen Quality Income Muni Fd	COM		670977107	591		42120		SOLE				33550		8570
Nuveen Quality Pfd Income 2	COM		67072C105	1451		106400		SOLE				75780		30620
Pearson Plc			ADR		705015105	1678		122905		SOLE				89605		33300
Pepsico				COM		713448108	283		4720		SOLE				1300		3420
Pfizer				COM		717081103	3041		129585		SOLE				93270		36315
Plum Creek Timber		COM		729251108	1593		44887		SOLE				35075		9812
PNC Financial			COM		693475105	1458		20780		SOLE				12530		8250
Procter & Gamble		COM		742718109	1636		29418		SOLE				12476		16942
Quaker Fabric			COM		747399103	351		258043		SOLE				196943		61100
San Juan Basin Royalty Trust	COM		798241105	736		18900		SOLE				11450		7450
Sara Lee			COM		803111103	1823		113780		SOLE				77430		36350
Schering Plough			COM		806605101	218		11464		SOLE				4600		6864
SFK Pulp Fund			COM		784142101	1023		264500		SOLE				153200		111300
Steris				COM		859152100	3414		149325		SOLE				98725		50600
Stewart Enterprises		COM		860370105	1507		262140		SOLE				174390		87750
Streetracks Gold TRUST		COM		863307104	447		7306		SOLE				7106		200
SunOpta				COM		8676EP108	3781		407435		SOLE				266980		140455
Symantec			COM		871503108	1988		127925		SOLE				88495		39430
Templeton Global Income		COM		880198106	1789		207809		SOLE				146342		61467
Transcanada			COM		89353D107	282		9833		SOLE				9500		333
Ultralife Batteries		COM		903899102	2228		219990		SOLE				136190		83800
United Utilities ADR		ADR		91311Q105	1974		83238		SOLE				58588		24650
W. P. Carey			COM		92930Y107	1462		57755		SOLE				39605		18150
Whiting Petroleum		COM		966387102	497		11865		SOLE				7815		4050
Winn-Dixie			COM		974280109	3		36000		SOLE				10000		26000
Wyeth				COM		983024100	300		6758		SOLE				5492		1266
Xcel Energy			COM		98389B100	637		33229		SOLE				28200		5029